STOCK-BASED COMPENSATION (Details 1) - USD ($)				9 Months Ended	12 Months Ended
	Jan. 02, 2019	Jun. 01, 2018	May 01, 2018	Jun. 30, 2019	Sep. 30, 2018
Number of Options
Outstanding at beginning of period				103,500,000	35,500,000
Granted	1,000,000	67,500,000	500,000	1,000,000	68,000,000
Outstanding at end of period				104,500,000	103,500,000
Vested and expected to vest				104,500,000	103,500,000
Exercisable at end of period				79,000,000	54,500,000
Weighted Average Exercise Price
Outstanding at beginning of period				$ 0.0605	$ 0.033
Granted				0.0450	0.075
Outstanding at end of period				0.0604	0.0605
Vested and expected to vest				0.0604	0.0605
Exercisable at end of period				$ 0.0559	$ 0.0475
Weighted Average Remaining Contractual Term
Outstanding at end of period				5 years 9 months 25 days	3 years 3 months 25 days
Vested and expected to vest				5 years 9 months 25 days	3 years 3 months 25 days
Exercisable at end of period				5 years 9 months 25 days
Average Intrinsic Value
Outstanding at end of period					$ 1,200,000
Vested and expected to vest					1,200,000
Exercisable at end of period					$ 1,300,000